S-K 1604(a)(3) De-SPAC Forepart, Compensation $ / shares in Units, $ in Millions	Jun. 11, 2026 USD ($) $ / shares shares
Perceptive Capital Solutions Holding [Member] | Aggregate Transaction Proceeds Condition Redemptions Scenario - Shares Received of New Freenome Common Stock in Exchange for PCSC Class B Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	2,066,250
Perceptive Capital Solutions Holding [Member] | Aggregate Transaction Proceeds Condition Redemptions Scenario - Exchange of PCSC Class B Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	2,066,250
Perceptive Capital Solutions Holding [Member] | PCSC Class B Shares Purchased in Connection with PCSC's Initial Public Offering [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.01
Perceptive Capital Solutions Holding [Member] | Aggregate Transaction Proceeds Condition Redemptions Scenario - Shares Received of New Freenome Common Stock in Exchange for PCSC Class A Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	286,250
Perceptive Capital Solutions Holding [Member] | Aggregate Transaction Proceeds Condition Redemptions Scenario - Exchange of PCSC Class A Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	286,250
Perceptive Capital Solutions Holding [Member] | PCSC Class A Shares Purchased in Connection with PCSC's Initial Public Offering [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Perceptive Life Sciences Master Fund, Ltd. (Perceptive PIPE Investor) [Member] | Aggregate Transaction Proceeds Condition Redemptions Scenario - New Freenome Common Stock Purchased by the Perceptive PIPE Investor [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	5,500,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 55.0
Perceptive Life Sciences Master Fund, Ltd. (Perceptive PIPE Investor) [Member] | Aggregate Transaction Proceeds Condition Redemptions Scenario - New Freenome Common Stock Upon Exchange of Freenome Capital Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	5,615,003
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 56.2
Perceptive Capital Solutions Corp Independent Directors [Member] | New Freenome Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	30,000
Perceptive Capital Solutions Corp Independent Directors [Member] | PCSC Class B Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	30,000